Shareholders’ Equity (Details) - USD ($)			6 Months Ended
	May 10, 2024	Apr. 22, 2024	Jun. 30, 2024	Jun. 30, 2023	May 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			5,000,000,000			5,000,000,000
Ordinary shares, par value			$ 0.00001			$ 0.00001
Percentage of after tax profits			10.00%
statutory reserves, percentage			50.00%
Statutory reserve			$ 465,572
Ordinary shares, shares issued			6,207,500			5,000,000
Gross proceeds			$ 3,293,096
Warrant shares granted to underwriters			60,375
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Net proceeds	$ 2,310,000
Mingteng International [Member]
Shareholders’ Equity [Line Items]
statutory reserves, percentage			50.00%
Underwriters [Member]
Shareholders’ Equity [Line Items]
Ordinary shares per share					$ 4.8
Underwriters [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant shares granted to underwriters			60,375
Mingteng International [Member]
Shareholders’ Equity [Line Items]
Gross proceeds	$ 630,000	$ 4,200,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value		$ 0.00001
Offering price per share		$ 4
Gross proceeds		$ 4,200,000
Common Stock [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	157,500	1,050,000
IPO [Member]
Shareholders’ Equity [Line Items]
Offering price per share	$ 4	$ 4
IPO [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares					52,500
Over-Allotment Option [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares					7,875
Over-Allotment Option [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value	0.00001
Offering price per share	$ 4
Gross proceeds	$ 630,000